SUMMARY OF WARRANT ACTIVITIES (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants Balance Outstanding Ending	147,112,603	3,649,861
Weighted Average Exercise Price Balance Outstanding Ending	$ 0.052	$ 2.410
Number of Warrants Granted	1,287,257,147	144,801,414
Weighted Average Exercise Price Granted	$ 0.010	$ 0.027
Number of Warrants Cancellations		(23,508,334)
Weighted Average Exercise Price Cancellations		$ 0.006
Number of Warrants Increase in warrants related to price protection	71,965,500	602,626,403
Weighted Average Exercise Price Increase in warrants related to price protection	$ 0.010	$ 0.006
Number of Warrants Cashless exercise of warrants for Series D preferred		(423,159,293)
Weighted Average Exercise Price Cashless exercise of warrants for Series D preferred		$ 0.006
Number of Warrants Cashless exercise of warrants for common stock		(157,297,448)
Weighted Average Exercise Price Cashless exercise of warrants for common stock		$ 0.006
Weighted Average Remaining Contractual Term (Years) Balance Outstanding Beginning		4 years 9 months 29 days
Aggregate Intrinsic Value Balance Outstanding Beginning	$ 1,780,356
Number of Warrants Inducement warrants granted	205,626,862
Weighted Average Exercise Price Inducement warrants granted	$ 0.010
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised	(521,239,717)
Weighted Average Exercise Price Exercises	$ 0.010
Number of Warrants Balance Outstanding Ending	1,190,722,395	147,112,603
Weighted Average Exercise Price Balance Outstanding Ending	$ 0.015	$ 0.052
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTermEnding]	4 years 8 months 26 days
Aggregate Intrinsic Value Balance Outstanding Ending	$ 3,831,380	$ 1,780,356
Number of Warrants Exercisable Ending Balance	1,190,722,395
Weighted Average Exercise Price Exercisable Ending Balance	$ 0.015
Weighted Average Remaining Contractual Term (Years) Exercisable Ending Balance	4 years 8 months 26 days
Aggregate Intrinsic Value Exercisable Ending Balance	$ 3,831,380